Property, Plant and Equipment Disclosure (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Details
Depreciation	$ 757	$ 757
Amortization of Intangible Assets	$ 382	$ 355